Stock Option Plans and Warrants to Purchase Common Stock (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2022 shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Number of equity programs | item		4
Shares issues (in shares)		56,609	11,946	8,719
Total compensation cost (in Dollars) | $		$ 421,000
Stock options
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Shares issues (in shares)		56,609
Stock options awarded		45,715	3,474
Stock option expected year		3 years
Stock Option Plans [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares		$ 236.90
Exercisable, weighted average remaining contractual term		7 years 11 months 26 days
Weighted Average Remaining Term		9 years 3 months
Fair value per share (in Dollars per share) | $ / shares		$ 8	$ 8
Grant 2015 Plan
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Additional numbers of shares of common stock	4,000,000
Shares available for grant		5,943,590
Intrinsic value | $		$ 0
Equity incentive
Stock Option Plans and Warrants to Purchase Common Stock (Details) [Line Items]
Future issuance		0